Artisan Mid Cap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended	155 Months Ended	161 Months Ended	225 Months Ended	285 Months Ended	294 Months Ended	330 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				8.08%		10.71%			9.65%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				9.49%		11.69%			9.88%	9.16%	9.89%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				12.72%		13.90%	13.34%	10.27%	9.25%	7.97%	9.13%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		4.49%	7.38%		6.57%				9.41%
Performance Inception Date	Mar. 28, 2001
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.53%	4.77%		3.97%				7.73%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	5.58%		4.77%				7.77%
Investor | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	8.59%		8.10%
Investor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	9.92%		9.63%
Investor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.55%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		4.65%	7.53%	6.68%
Performance Inception Date	Apr. 01, 2015
Advisor | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	8.59%
Advisor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	9.92%
Advisor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.76%	7.61%		6.80%	8.33%
Performance Inception Date	Feb. 01, 2012
Institutional | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	8.59%		8.10%
Institutional | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	9.92%		9.63%
Institutional | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.55%